ABBEY CAPITAL MULTI ASSET FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022
(UNAUDITED)

		COUPON*		MATURITY DATE	PAR (000's)	VALUE
SHORT-TERM INVESTMENTS - 85.4%
U.S. TREASURY OBLIGATIONS - 81.9%
U.S. Treasury Bills		1.680%		12/01/22	3,058	$ 3,058,000
U.S. Treasury Bills		2.279%		12/08/22	1,061	1,060,260
U.S. Treasury Bills		2.220%		12/15/22	6,256	6,248,346
U.S. Treasury Bills		2.467%		12/22/22	11,505	11,481,216
U.S. Treasury Bills		2.478%		12/29/22	1,161	1,157,579
U.S. Treasury Bills		2.659%		01/05/23	7,651	7,622,836
U.S. Treasury Bills		2.893%		01/12/23	6,721	6,690,406
U.S. Treasury Bills		2.947%		01/19/23	10,341	10,286,127
U.S. Treasury Bills		2.859%		01/26/23	13,080	12,997,707
U.S. Treasury Bills		2.986%		02/02/23	13,811	13,713,863
U.S. Treasury Bills		3.029%		02/09/23	32,288	32,030,147
U.S. Treasury Bills		3.120%		02/16/23	4,503	4,463,420
U.S. Treasury Bills		3.225%		02/23/23	23,961	23,729,970
U.S. Treasury Bills		3.364%		03/02/23	15,350	15,184,803
U.S. Treasury Bills		3.522%		03/09/23	12,029	11,890,175
U.S. Treasury Bills		3.846%		03/16/23	12,725	12,567,727
U.S. Treasury Bills		3.882%		03/23/23	17,603	17,372,291
U.S. Treasury Bills		3.940%		03/30/23	18,895	18,633,728
U.S. Treasury Bills		4.099%		04/06/23	20,737	20,435,131
U.S. Treasury Bills		4.328%		04/13/23	36,159	35,587,246
U.S. Treasury Bills		4.481%		04/20/23	17,381	17,086,955
U.S. Treasury Bills		4.512%		04/27/23	10,601	10,409,643
U.S. Treasury Bills		4.620%		05/04/23	15,381	15,089,456
U.S. Treasury Bills		4.562%		05/11/23	15,935	15,615,780
U.S. Treasury Bills		4.651%		05/18/23	11,159	10,925,729
U.S. Treasury Bills		4.727%		05/25/23	16,543	16,179,379
TOTAL U.S. TREASURY OBLIGATIONS ($351,959,154)						351,517,920
					NUMBER OF
					SHARES
MONEY MARKET DEPOSIT ACCOUNT - 3.5%					(000's)
U.S. Bank Money Market Deposit Account, 3.5% (United States)(a)					14,922	14,921,771
TOTAL MONEY MARKET DEPOSIT ACCOUNT ($14,921,771)						14,921,771

TOTAL SHORT-TERM INVESTMENTS
(Cost $366,880,925)						366,439,691
TOTAL INVESTMENTS - 85.4%
(Cost $366,880,925)						366,439,691

OTHER ASSETS IN EXCESS OF LIABILITIES - 14.6%						62,644,358
NET ASSETS - 100.0%						$ 429,084,049

* Short-term investments' coupon reflect the annualized effective yield on the date of purchase for discounted investments.
(a) The rate shown is as of November 30, 2022.
Futures contracts outstanding as of November 30, 2022 were as follows:

LONG CONTRACTS		EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures		Dec-22	122	$ 13,145,325	$ (47,665)
3-Month SONIA Index Futures		Jun-25	17	4,932,551	(2,591)
90-DAY Eurodollar Futures		Mar-27	1	241,663	38
Amsterdam Index Futures		Dec-22	40	6,032,592	27,607
AUD/USD Currency Futures		Dec-22	84	5,706,960	60,410
Australian 10-Year Bond Futures		Dec-22	25	2,047,437	15,195
Australian 3-Year Bond Futures		Dec-22	124	9,090,511	23,869
CAC40 10 Euro Futures		Dec-22	159	11,145,949	158,118
CAD Currency Futures		Dec-22	2	148,850	330
CHF Currency Futures		Dec-22	61	8,084,406	87,281
Cocoa Futures ICE		Mar-23	8	192,648	(639)
Cocoa Futures ICE		May-23	4	92,612	(2,073)
Copper Futures		Mar-23	17	1,588,650	51,611
Corn Futures		Mar-23	52	1,734,200	(34,525)
Corn Futures		May-23	6	199,575	(4,825)
Corn Futures		Dec-23	13	394,225	(575)
DAX Index Futures		Dec-22	49	18,379,206	273,497
DAX-Mini Futures		Dec-22	1	75,017	5,182
DJIA Mini E-CBOT		Dec-22	40	6,919,800	168,164
Dollar Index		Dec-22	3	317,691	(11,406)
E-Mini Consumer Discretionary Select Futures		Dec-22	1	147,690	1,690
E-Mini Consumer Staples Select Futures		Dec-22	1	77,710	6,030
E-Mini Energy Select Futures		Dec-22	2	190,260	4,380
E-Mini Industrial Select Futures		Dec-22	1	102,360	1,950
E-Mini Materials Select Futures		Dec-22	2	175,040	5,320
Euro STOXX 50		Dec-22	322	13,285,707	456,169
Euro/JPY Futures		Dec-22	37	4,807,870	8,572
Euro-Bobl Futures		Dec-22	67	8,368,551	(3,392)
Euro-BTP Futures		Dec-22	9	1,117,297	(8,085)
Euro-Bund Futures		Dec-22	10	1,466,003	(3,809)
European Climate Exchange Futures		Dec-22	2	176,258	10,240
FTSE 100 Index Futures		Dec-22	289	26,468,735	602,128
FTSE Taiwan Index		Dec-22	1	52,020	210
FTSE/JSE TOP 40		Dec-22	7	278,981	9,175
FTSE/MIB Index Futures		Dec-22	64	8,202,627	467,002
Gasoline RBOB Futures		Jan-23	14	1,402,204	(34,343)
Gasoline RBOB Futures		Feb-23	1	100,065	3,431
Hang Seng China Enterprises Index Futures		Dec-22	1	40,917	666
Hang Seng Index Futures		Dec-22	5	595,862	19,882
IBEX 35 Index Futures		Dec-22	3	260,815	1,736
Lean Hogs Futures		Feb-23	2	68,280	(1,900)
Lean Hogs Futures		Apr-23	1	36,260	(1,170)
Live Cattle Futures		Feb-23	42	2,615,340	7,310
Live Cattle Futures		Apr-23	3	191,130	(130)
Live Cattle Futures		Jun-23	3	186,690	1,170
LME Aluminum Forward		Dec-22	2	117,250	3,056
LME Aluminum Forward		Dec-22	1	61,231	3,744
LME Aluminum Forward		Dec-22	2	122,450	10,590
LME Aluminum Forward		Dec-22	4	245,000	24,700
LME Aluminum Forward		Dec-22	2	122,586	7,348
LME Aluminum Forward		Dec-22	2	122,629	8,822
LME Aluminum Forward		Dec-22	969	59,472,374	3,265,928
LME Aluminum Forward		Dec-22	3	184,398	13,298
LME Aluminum Forward		Dec-22	3	184,447	3,703
LME Aluminum Forward		Jan-23	1	61,566	4,191
LME Aluminum Forward		Jan-23	1	61,593	1,413
LME Aluminum Forward		Jan-23	1	61,613	1,469
LME Aluminum Forward		Jan-23	1	61,677	1,501
LME Aluminum Forward		Jan-23	2	123,450	7,963
LME Aluminum Forward		Feb-23	1	61,811	2,586
LME Aluminum Forward		Feb-23	3	185,415	8,815
LME Aluminum Forward		Feb-23	1	61,819	2,194
LME Aluminum Forward		Feb-23	2	123,875	5,593
LME Aluminum Forward		Mar-23	96	5,952,000	230,762
LME Copper Forward		Dec-22	1	205,669	15,369
LME Copper Forward		Dec-22	1	205,813	9,378
LME Copper Forward		Dec-22	1	205,888	15,538
LME Copper Forward		Dec-22	2	411,813	5,925
LME Copper Forward		Dec-22	1	205,925	21,888
LME Copper Forward		Dec-22	1	205,994	22,156
LME Copper Forward		Dec-22	368	75,805,699	4,316,695
LME Copper Forward		Dec-22	3	617,931	51,214
LME Copper Forward		Jan-23	1	205,994	12,844
LME Copper Forward		Feb-23	2	411,988	9,313
LME Copper Forward		Feb-23	1	205,975	5,703
LME Copper Forward		Mar-23	70	14,420,437	140,762
LME Lead Forward		Dec-22	2	106,150	12,988
LME Lead Forward		Dec-22	1	54,637	8,700
LME Lead Forward		Dec-22	59	3,225,088	115,391
LME Lead Forward		Dec-22	3	164,124	30,424
LME Lead Forward		Jan-23	1	54,716	1,463
LME Lead Forward		Jan-23	1	54,713	4,275
LME Lead Forward		Jan-23	1	54,713	1,463
LME Lead Forward		Feb-23	2	109,597	1,122
LME Lead Forward		Feb-23	2	109,604	229
LME Lead Forward		Feb-23	1	54,825	1,844
LME Lead Forward		Mar-23	52	2,853,175	32,479
LME Nickel Forward		Dec-22	3	481,392	38,691
LME Nickel Forward		Dec-22	1	161,372	13,870
LME Nickel Forward		Dec-22	3	484,100	42,590
LME Nickel Forward		Feb-23	1	161,832	(1,368)
LME Nickel Forward		Feb-23	1	161,880	5,850
LME Nickel Forward		Mar-23	1	162,192	(12,742)
LME Zinc Forward		Dec-22	18	1,371,825	(119,256)
LME Zinc Forward		Dec-22	1	76,220	3,333
LME Zinc Forward		Feb-23	1	76,000	(376)
LME Zinc Forward		Feb-23	1	75,954	(296)
LME Zinc Forward		Mar-23	2	151,825	(370)
Long Gilt Futures		Mar-23	32	4,049,271	(5,954)
Low Sulphur Gasoil G Futures		Jan-23	4	373,800	(16,950)
Low Sulphur Gasoil G Futures		Feb-23	1	92,075	(8,325)
Low Sulphur Gasoil G Futures		Mar-23	1	90,200	(2,475)
Micro E-mini Russell 2000 Index Futures		Dec-22	1	9,438	122
Mini FTSE/MIB Pound Futures		Dec-22	2	51,266	4,814
Mini H-Shares Index Futures		Dec-22	1	8,183	850
Mini TOPIX Index Futures		Dec-22	4	57,644	474
MSCI EAFE Index Futures		Dec-22	3	296,970	2,685
MSCI Emerging Markets Index Futures		Dec-22	3	147,375	40
MXN Currency Futures		Dec-22	203	5,241,460	215,805
Nasdaq 100 E-Mini		Dec-22	15	3,612,675	267,610
Natural Gas Futures		Jan-23	7	485,100	(17,410)
Natural Gas Futures		Feb-23	9	613,620	(24,290)
Natural Gas Futures		Mar-23	1	61,780	(4,090)
Natural Gas Futures		Oct-23	4	214,000	3,650
Nikkei 225 (Chicago Mercantile Exchange)		Dec-22	1	141,875	200
Nikkei 225 (Osaka Securities Exchange)		Dec-22	11	2,233,616	72
Nikkei 225 (Singapore Exchange)		Dec-22	96	9,750,162	(10,229)
Nikkei 225 Mini		Dec-22	66	1,340,169	(2,075)
Nikkei/Yen Futures		Dec-22	4	410,891	4,363
NY Harbor Ultra-Low Sulfur Diesel Futures		Jan-23	28	3,955,476	(4,393)
NY Harbor Ultra-Low Sulfur Diesel Futures		Feb-23	1	138,361	(2,948)
NZD Currency Futures		Dec-22	1	63,005	3,405
OMX Stockholm 30 Index Futures		Dec-22	308	6,164,047	29,595
Orange Juice Futures		Jan-23	1	30,105	(1,118)
Palm Oil Futures		Jan-23	1	23,547	(264)
Platinum Futures		Jan-23	2	103,930	1,650
Platinum Standard Futures		Oct-23	1	15,819	355
Rough Rice Futures		Jan-23	1	35,620	(720)
Russell 2000 E-Mini		Dec-22	2	188,750	675
S&P 500 E-Mini Futures		Dec-22	997	203,450,312	8,231,759
S&P Mid 400 E-Mini		Dec-22	3	773,940	18,640
S&P/TSX 60 IX Futures		Dec-22	7	1,290,875	11,330
SET50 Index Futures		Dec-22	2	11,284	(3)
SGX Nifty 50		Dec-22	91	3,442,803	94,043
Silver Futures		Mar-23	25	2,722,625	(25,645)
Soybean Futures		Jan-23	15	1,102,125	12,938
Soybean Futures		Mar-23	62	4,574,050	76,363
Soybean Futures		May-23	1	74,138	438
Soybean Futures		Nov-23	1	69,950	325
Soybean Meal Futures		Jan-23	8	334,240	7,340
Soybean Meal Futures		Mar-23	3	124,800	2,240
Soybean Oil Futures		Jan-23	16	690,048	1,956
Soybean Oil Futures		Mar-23	2	84,336	510
Soybean Oil Futures		May-23	1	41,268	246
Soybean Oil Futures		Dec-23	8	308,160	1,842
SPI 200 Futures		Dec-22	112	13,890,721	433,431
STOXX Dividend Futures		Dec-23	2	26,827	2,674
STOXX Europe 600 Banks Index		Dec-22	2	14,631	728
STOXX Europe 600 Index		Dec-22	15	343,868	8,871
Sugar No. 11 (World)		Mar-23	575	12,641,719	(71,921)
Sugar No. 11 (World)		May-23	6	124,723	(1,758)
Sugar No. 11 (World)		Jul-23	1	20,082	(67)
Sugar No. 11 (World)		Oct-23	1	19,869	(224)
Topix Index Futures		Dec-22	73	10,519,950	70,027
U.S. Treasury 10-Year Notes (Chicago Board of Trade)		Mar-23	28	3,178,000	12,172
USD/CHN Futures		Dec-22	1	100,556	789
White Maize Futures		Mar-23	2	59,397	(1,514)
White Sugar ICE		Mar-23	8	215,680	5,535
WTI Crude Futures		Jan-23	26	2,094,300	(44,450)
Yellow Maize Futures		Mar-23	1	28,923	(249)
					$ 20,019,490

SHORT CONTRACTS		EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures		Dec-22	3	$ (323,246)	$ 14
1-Month SOFR Future		Apr-23	2	(792,772)	63
3-Month Euro Euribor		Jun-23	211	(53,242,379)	9,821
3-Month Euro Euribor		Sep-23	17	(4,289,007)	3,928
3-Month Euro Euribor		Dec-23	6	(1,514,782)	(858)
3-Month Euro Euribor		Mar-24	6	(1,516,265)	1,340
3-Month Euro Euribor		Jun-24	5	(1,264,985)	2,471
3-Month Euro Euribor		Sep-24	16	(4,051,905)	(312)
3-Month Euro Euribor		Dec-24	6	(1,520,791)	(1,015)
3-Month Euro Euribor		Mar-25	5	(1,268,107)	3,057
3-Month Euro Euribor		Jun-25	2	(507,451)	2,667
3-Month Euro Euribor		Sep-25	18	(4,568,227)	(1,769)
3-Month SOFR Futures		Mar-23	6	(1,426,275)	7,188
3-Month SOFR Futures		Jun-23	197	(46,829,362)	65,713
3-Month SOFR Futures		Sep-23	48	(11,431,199)	49,738
3-Month SOFR Futures		Dec-23	10	(2,389,500)	4,713
3-Month SOFR Futures		Mar-24	31	(7,440,000)	8,075
3-Month SOFR Futures		Jun-24	32	(7,710,800)	(3,663)
3-Month SOFR Futures		Sep-24	4	(966,600)	(1,375)
3-Month SOFR Futures		Dec-24	4	(968,300)	(3,038)
3-Month SOFR Futures		Mar-25	3	(726,863)	(5,288)
3-Month SOFR Futures		Jun-25	26	(6,302,400)	(17,850)
3-Month SONIA Index Futures		Mar-23	10	(2,880,107)	(4,038)
3-Month SONIA Index Futures		Jun-23	12	(3,447,632)	286
3-Month SONIA Index Futures		Sep-23	7	(2,010,802)	4,746
3-Month SONIA Index Futures		Dec-23	5	(1,437,869)	7,006
3-Month SONIA Index Futures		Mar-24	7	(2,016,708)	(588)
3-Month SONIA Index Futures		Jun-24	9	(2,598,198)	(4,173)
3-Month SONIA Index Futures		Sep-24	4	(1,156,804)	(6,282)
3-Month SONIA Index Futures		Dec-24	3	(868,778)	2,094
3-Month SONIA Index Futures		Mar-25	3	(869,682)	(5,017)
90-DAY Bank Bill		Jun-23	47	(31,604,266)	(41,284)
90-DAY Bank Bill		Sep-23	4	(2,688,740)	(1,804)
90-DAY Bank Bill		Dec-23	4	(2,688,674)	(410)
90-DAY Bank Bill		Mar-24	3	(2,016,752)	(263)
90-DAY Bank Bill		Jun-24	2	(1,344,797)	(640)
90-DAY Bank Bill		Sep-24	1	(672,546)	(263)
90-DAY Eurodollar Futures		Mar-23	9	(2,133,900)	26,950
90-DAY Eurodollar Futures		Jun-23	14	(3,319,050)	(3,506)
90-DAY Eurodollar Futures		Sep-23	2	(475,000)	3,550
90-DAY Eurodollar Futures		Dec-24	5	(1,207,125)	(3,875)
90-DAY Eurodollar Futures		Jun-25	2	(483,500)	3,913
90-DAY Eurodollar Futures		Sep-26	1	(241,775)	913
90-DAY Eurodollar Futures		Dec-26	1	(241,725)	(838)
AUD/USD Currency Futures		Dec-22	106	(7,201,640)	(129,306)
Australian 10-Year Bond Futures		Dec-22	46	(3,767,285)	(82,927)
Australian 3-Year Bond Futures		Dec-22	46	(3,372,287)	(37,617)
Bank Acceptance Futures		Mar-23	16	(2,830,316)	7,471
Bank Acceptance Futures		Jun-23	9	(1,592,220)	4,312
Bank Acceptance Futures		Sep-23	6	(1,062,986)	474
Bank Acceptance Futures		Dec-23	6	(1,066,387)	743
Bank Acceptance Futures		Mar-24	2	(356,800)	(1,412)
Bank Acceptance Futures		Jun-24	2	(357,915)	(1,189)
Brent Crude Futures		Feb-23	6	(521,820)	(16,120)
Brent Crude Futures		Mar-23	2	(173,980)	(5,220)
Brent Crude Futures		Apr-23	4	(347,320)	(9,740)
Brent Crude Futures		Dec-23	4	(334,080)	(10,130)
Brent Crude Oil Last Day		Feb-23	3	(260,910)	(4,870)
CAC40 10 Euro Futures		Dec-22	29	(2,032,909)	(6,540)
CAD Currency Futures		Dec-22	193	(14,364,024)	(10,660)
Canadian 10-Year Bond Futures		Mar-23	60	(5,608,594)	(21,849)
Canola Futures (Winnipeg Commodity Exchange)		Jan-23	2	(25,142)	(229)
Canola Futures (Winnipeg Commodity Exchange)		Mar-23	2	(25,092)	(394)
Cattle Feeder Futures		Jan-23	2	(180,475)	(2,700)
CHF Currency Futures		Dec-22	1	(132,531)	(5,363)
Cocoa Futures		Mar-23	5	(124,900)	(3,520)
Cocoa Futures		May-23	1	(25,020)	(300)
Coffee 'C' Futures		Mar-23	43	(2,739,638)	8,681
Coffee 'C' Futures		May-23	7	(446,644)	(1,594)
Coffee 'C' Futures		Jul-23	4	(255,000)	(956)
Coffee Robusta Futures		Jan-23	4	(75,480)	(1,570)
Coffee Robusta Futures		Mar-23	3	(55,470)	(400)
Copper Futures		Mar-23	12	(1,121,400)	(34,875)
Corn Futures		Mar-23	97	(3,234,950)	7,928
Corn Futures		May-23	6	(199,575)	(725)
Corn Futures		Jul-23	2	(65,975)	(325)
Cotton No.2 Futures		Mar-23	20	(846,100)	(58,360)
Cotton No.2 Futures		May-23	1	(42,015)	(1,955)
DJIA Mini E-CBOT		Dec-22	9	(1,556,955)	(28,750)
E-Mini Crude Oil		Jan-23	4	(161,100)	(1,088)
EUR Foreign Exchange Currency Futures		Dec-22	144	(18,771,299)	(472,290)
Euro BUXL 30-Year Bond Futures		Dec-22	5	(823,638)	7,409
Euro STOXX 50		Dec-22	83	(3,424,577)	(4,527)
Euro-Bobl Futures		Dec-22	82	(10,242,106)	30,677
Euro-BTP Futures		Dec-22	6	(744,865)	(41,780)
Euro-Bund Futures		Dec-22	41	(6,010,614)	(14,704)
Euro-Oat Futures		Dec-22	40	(5,683,781)	(64,767)
European Climate Exchange Futures		Dec-22	1	(88,129)	(12,893)
Euro-Schatz Futures		Dec-22	167	(18,556,327)	119,451
FTSE 100 Index Futures		Dec-22	19	(1,740,159)	(12,282)
FTSE China A50 Index		Dec-22	104	(1,320,280)	(54,995)
FTSE Taiwan Index		Dec-22	2	(104,040)	(980)
Gasoline RBOB Futures		Jan-23	8	(801,259)	1,621
Gasoline RBOB Futures		Feb-23	2	(200,130)	(6,623)
GBP Currency Futures		Dec-22	72	(5,428,800)	(66,478)
Gold 100 Oz Futures		Feb-23	102	(17,950,979)	3,820
Hang Seng China Enterprises Index Futures		Dec-22	17	(695,588)	(40,430)
Hang Seng Index Futures		Dec-22	40	(4,766,898)	(250,889)
INR/USD Futures		Dec-22	1	(24,542)	(106)
JPN 10-Year Bond (Osaka Securities Exchange)		Dec-22	5	(5,384,894)	(8,980)
JPY Currency Futures		Dec-22	286	(25,970,587)	(562,737)
Kansas City Hard Red Winter Wheat Futures		Mar-23	5	(224,938)	5,050
Lean Hogs Futures		Feb-23	42	(1,433,880)	(14,300)
Lean Hogs Futures		Jun-23	1	(41,150)	1,490
LME Aluminum Forward		Dec-22	2	(117,250)	(3,517)
LME Aluminum Forward		Dec-22	1	(61,231)	(3,806)
LME Aluminum Forward		Dec-22	2	(122,450)	(9,188)
LME Aluminum Forward		Dec-22	4	(245,000)	(21,725)
LME Aluminum Forward		Dec-22	2	(122,586)	(12,552)
LME Aluminum Forward		Dec-22	2	(122,629)	(12,572)
LME Aluminum Forward		Dec-22	969	(59,472,374)	(3,734,504)
LME Aluminum Forward		Dec-22	3	(184,398)	(12,042)
LME Aluminum Forward		Dec-22	3	(184,447)	(20,309)
LME Aluminum Forward		Jan-23	1	(61,566)	(1,431)
LME Aluminum Forward		Jan-23	1	(61,593)	(6,131)
LME Aluminum Forward		Jan-23	1	(61,613)	(5,450)
LME Aluminum Forward		Jan-23	1	(61,613)	(7,275)
LME Aluminum Forward		Jan-23	1	(61,677)	(7,239)
LME Aluminum Forward		Jan-23	2	(123,450)	(5,935)
LME Aluminum Forward		Feb-23	1	(61,811)	(1,511)
LME Aluminum Forward		Feb-23	3	(185,415)	(4,727)
LME Aluminum Forward		Feb-23	1	(61,825)	(1,006)
LME Aluminum Forward		Feb-23	1	(61,938)	(3,113)
LME Aluminum Forward		Mar-23	137	(8,493,999)	(304,421)
LME Copper Forward		Dec-22	1	(205,669)	(17,444)
LME Copper Forward		Dec-22	1	(205,813)	(11,013)
LME Copper Forward		Dec-22	1	(205,888)	(7,013)
LME Copper Forward		Dec-22	2	(411,813)	(43,688)
LME Copper Forward		Dec-22	1	(205,925)	(10,138)
LME Copper Forward		Dec-22	368	(75,805,699)	(4,412,149)
LME Copper Forward		Dec-22	1	(205,994)	(13,431)
LME Copper Forward		Dec-22	3	(617,931)	(60,562)
LME Copper Forward		Jan-23	1	(205,994)	(5,965)
LME Copper Forward		Feb-23	2	(411,988)	(24,125)
LME Copper Forward		Feb-23	1	(205,994)	(7,069)
LME Copper Forward		Mar-23	56	(11,536,349)	(203,712)
LME Lead Forward		Dec-22	2	(106,150)	(9,819)
LME Lead Forward		Dec-22	1	(54,637)	(7,387)
LME Lead Forward		Dec-22	59	(3,225,088)	(349,628)
LME Lead Forward		Dec-22	3	(164,124)	(26,387)
LME Lead Forward		Jan-23	1	(54,716)	(6,903)
LME Lead Forward		Jan-23	1	(54,713)	(1,563)
LME Lead Forward		Jan-23	1	(54,713)	(1,927)
LME Lead Forward		Feb-23	1	(54,802)	(1,463)
LME Lead Forward		Feb-23	2	(109,613)	(3,938)
LME Lead Forward		Mar-23	2	(109,738)	(11,475)
LME Nickel Forward		Dec-22	3	(481,392)	(99,105)
LME Nickel Forward		Dec-22	1	(161,372)	(32,642)
LME Nickel Forward		Dec-22	3	(484,100)	(41,517)
LME Nickel Forward		Feb-23	2	(323,664)	(15,264)
LME Nickel Forward		Feb-23	1	(161,874)	(7,164)
LME Nickel Forward		Mar-23	1	(162,192)	(10,528)
LME Zinc Forward		Dec-22	18	(1,371,825)	19,106
LME Zinc Forward		Dec-22	1	(76,220)	(957)
LME Zinc Forward		Feb-23	1	(76,031)	(4,156)
LME Zinc Forward		Feb-23	1	(75,954)	(3,004)
LME Zinc Forward		Feb-23	1	(75,938)	(2,738)
LME Zinc Forward		Feb-23	1	(75,938)	(3,350)
LME Zinc Forward		Mar-23	11	(835,038)	(13,309)
Long Gilt Futures		Mar-23	12	(1,518,477)	4,339
Low Sulphur Gasoil G Futures		Feb-23	1	(92,075)	(2,525)
Low Sulphur Gasoil G Futures		Apr-23	2	(176,050)	450
Lumber Futures		Jan-23	4	(188,936)	(3,410)
MAIZE Futures		Mar-23	2	(31,270)	1,873
Micro EUR/USD Futures		Dec-22	1	(13,036)	(653)
Mill Wheat Euro		Mar-23	9	(147,974)	2,055
Mill Wheat Euro		May-23	3	(49,091)	611
MSCI EAFE Index Futures		Dec-22	1	(98,990)	(14,835)
MSCI Emerging Markets Index Futures		Dec-22	8	(393,000)	(39,455)
MSCI Singapore Exchange ETS		Dec-22	11	(240,048)	(2,416)
Nasdaq 100 E-Mini		Dec-22	17	(4,094,365)	(26,363)
Natural Gas Futures		Jan-23	12	(831,600)	13,452
Nikkei 225 (Singapore Exchange)		Dec-22	3	(304,693)	36
NY Harbor Ultra-Low Sulfur Diesel Futures		Jan-23	9	(1,271,403)	(70,463)
NY Harbor Ultra-Low Sulfur Diesel Futures		Apr-23	1	(131,187)	(4,565)
NZD Currency Futures		Dec-22	14	(882,070)	(62,230)
OMX Stockholm 30 Index Futures		Dec-22	2	(40,026)	(189)
Palm Oil Futures		Feb-23	2	(47,600)	(2,485)
Palm Oil Futures		Mar-23	2	(47,791)	(4,070)
Rapeseed Euro		Feb-23	3	(93,615)	(156)
Red Wheat Futures (Minneapolis Grain Exchange)		Mar-23	3	(141,450)	1,863
Russell 2000 E-Mini		Dec-22	1	(94,375)	(8,675)
S&P 500 E-Mini Futures		Dec-22	20	(4,081,250)	(257,809)
SGX Iron Ore 62% Futures		Jan-23	4	(39,904)	(1,374)
Short BTP Future		Dec-22	33	(3,670,597)	(43,539)
Silver Futures		Mar-23	1	(108,905)	1,350
South African Rand Futures		Dec-22	2	(58,100)	(988)
Soybean Futures		Jan-23	17	(1,249,075)	(65,888)
U.S. Treasury 10-Year Notes (Chicago Board of Trade)		Mar-23	273	(30,985,499)	(71,472)
U.S. Treasury 2-Year Notes (Chicago Board of Trade)		Mar-23	121	(24,848,484)	(64,735)
U.S. Treasury 5-Year Notes (Chicago Board of Trade)		Mar-23	302	(32,788,234)	(114,811)
U.S. Treasury Long Bond (Chicago Board of Trade)		Mar-23	109	(13,842,999)	(234)
U.S. Treasury Ultra 10-Year Notes		Mar-23	28	(3,350,375)	(27,141)
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)		Mar-23	6	(817,688)	(8,633)
USD/BRL Futures		Jan-23	1	(19,075)	(620)
Wheat (Chicago Board of Trade)		Mar-23	85	(3,380,875)	12,113
Wheat (Chicago Board of Trade)		May-23	59	(2,377,700)	83,913
Wheat (Chicago Board of Trade)		Dec-23	6	(247,275)	5,838
WTI Crude Futures		Jan-23	20	(1,611,000)	(20,508)
WTI Crude Futures		Feb-23	2	(161,320)	(4,130)
WTI Crude Futures		Mar-23	5	(403,750)	(13,760)
WTI Crude Futures		Apr-23	1	(80,710)	1,700
WTI Crude Futures		Dec-23	2	(155,840)	(6,380)
WTI Crude Futures IPE		Jan-23	3	(241,650)	6,200
					$ (12,249,821)
Total Futures Contracts					$ 7,769,669
Forward foreign currency contracts outstanding as of November 30, 2022 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
AUD	4,200,000	JPY	389,164,606	Dec 01 2022	SOCIETE GENERALE	$ 32,328
AUD	6,006,220	USD	4,022,826	Dec 01 2022	SOCIETE GENERALE	54,011
AUD	6,200,000	CAD	5,586,813	Dec 06 2022	SOCIETE GENERALE	55,599
AUD	1,160,772	EUR	750,000	Dec 06 2022	SOCIETE GENERALE	7,253
AUD	5,265,918	GBP	3,000,000	Dec 06 2022	SOCIETE GENERALE	(41,399)
AUD	8,400,000	JPY	787,076,094	Dec 06 2022	SOCIETE GENERALE	(929)
AUD	10,800,000	NZD	11,850,042	Dec 06 2022	SOCIETE GENERALE	(135,373)
AUD	500,000	USD	339,212	Dec 06 2022	SOCIETE GENERALE	224
AUD	2,700,000	USD	1,808,417	Dec 21 2022	SOCIETE GENERALE	25,964
BRL	6,737,083	USD	1,300,000	Dec 21 2022	SOCIETE GENERALE	(7,099)
CAD	10,955,751	AUD	12,200,000	Dec 06 2022	SOCIETE GENERALE	(137,398)
CAD	3,109,252	EUR	2,250,000	Dec 06 2022	SOCIETE GENERALE	(30,774)
CAD	4,000,000	JPY	419,872,040	Dec 06 2022	SOCIETE GENERALE	(68,831)
CAD	1,069,130	USD	800,000	Dec 21 2022	SOCIETE GENERALE	(4,898)
CHF	284,897	GBP	250,000	Dec 01 2022	SOCIETE GENERALE	(209)
CHF	2,165,134	USD	2,273,108	Dec 01 2022	SOCIETE GENERALE	15,255
CHF	4,888,323	EUR	5,000,000	Dec 06 2022	SOCIETE GENERALE	(35,806)
CHF	420,330	GBP	375,000	Dec 06 2022	SOCIETE GENERALE	(7,547)
CHF	2,000,000	JPY	296,141,503	Dec 06 2022	SOCIETE GENERALE	(31,006)
CHF	500,000	USD	532,825	Dec 06 2022	SOCIETE GENERALE	(4,087)
CHF	3,741,775	EUR	3,800,000	Dec 21 2022	SOCIETE GENERALE	4,380
CHF	2,750,817	USD	2,900,000	Dec 21 2022	SOCIETE GENERALE	15,802
CLP	494,876,431	USD	550,000	Dec 21 2022	SOCIETE GENERALE	3,787
CNH	7,143,813	USD	1,000,000	Dec 06 2022	SOCIETE GENERALE	14,336
CNH	9,223,779	USD	1,300,000	Dec 21 2022	SOCIETE GENERALE	11,330
COP	242,960,575	USD	50,000	Dec 21 2022	SOCIETE GENERALE	146
CZK	40,418,861	EUR	1,650,000	Dec 21 2022	SOCIETE GENERALE	5,607
EUR	100,000	HUF	40,632,372	Dec 01 2022	SOCIETE GENERALE	774
EUR	10,033,295	USD	10,414,950	Dec 01 2022	SOCIETE GENERALE	26,431
EUR	375,000	AUD	578,864	Dec 06 2022	SOCIETE GENERALE	(2,594)
EUR	500,000	CAD	691,477	Dec 06 2022	SOCIETE GENERALE	6,443
EUR	1,000,000	CHF	978,847	Dec 06 2022	SOCIETE GENERALE	5,911
EUR	2,400,000	GBP	2,110,014	Dec 06 2022	SOCIETE GENERALE	(45,031)
EUR	300,000	HUF	123,043,050	Dec 06 2022	SOCIETE GENERALE	52
EUR	1,800,000	JPY	261,036,576	Dec 06 2022	SOCIETE GENERALE	(17,741)
EUR	2,500,000	NOK	25,897,082	Dec 06 2022	SOCIETE GENERALE	(27,638)
EUR	400,000	PLN	1,888,554	Dec 06 2022	SOCIETE GENERALE	(4,237)
EUR	5,000,000	SEK	53,990,963	Dec 06 2022	SOCIETE GENERALE	62,706
EUR	375,000	USD	391,295	Dec 06 2022	SOCIETE GENERALE	(914)
EUR	1,300,000	CHF	1,279,002	Dec 21 2022	SOCIETE GENERALE	(355)
EUR	150,000	CZK	3,667,910	Dec 21 2022	SOCIETE GENERALE	(231)
EUR	1,650,000	GBP	1,445,141	Dec 21 2022	SOCIETE GENERALE	(22,946)
EUR	200,000	HUF	83,021,974	Dec 21 2022	SOCIETE GENERALE	(1,224)
EUR	4,900,000	JPY	715,993,691	Dec 21 2022	SOCIETE GENERALE	(91,844)
EUR	1,150,000	NOK	11,976,705	Dec 21 2022	SOCIETE GENERALE	(18,200)
EUR	350,000	PLN	1,654,811	Dec 21 2022	SOCIETE GENERALE	(1,971)
EUR	7,600,000	SEK	82,690,592	Dec 21 2022	SOCIETE GENERALE	36,712
EUR	1,100,000	USD	1,128,441	Dec 21 2022	SOCIETE GENERALE	18,400
GBP	250,000	CHF	285,221	Dec 01 2022	SOCIETE GENERALE	(133)
GBP	9,014,019	USD	10,783,471	Dec 01 2022	SOCIETE GENERALE	80,982
GBP	625,000	AUD	1,098,141	Dec 06 2022	SOCIETE GENERALE	7,895
GBP	437,526	EUR	500,000	Dec 06 2022	SOCIETE GENERALE	6,898
GBP	1,750,000	JPY	289,955,973	Dec 06 2022	SOCIETE GENERALE	8,367
GBP	187,500	USD	223,568	Dec 06 2022	SOCIETE GENERALE	2,450
GBP	1,123,781	EUR	1,300,000	Dec 21 2022	SOCIETE GENERALE	209
GBP	1,200,000	USD	1,434,812	Dec 21 2022	SOCIETE GENERALE	12,694
HUF	40,661,928	EUR	100,000	Dec 01 2022	SOCIETE GENERALE	(699)
HUF	39,207,500	USD	100,000	Dec 06 2022	SOCIETE GENERALE	(501)
HUF	81,476,809	EUR	200,000	Dec 21 2022	SOCIETE GENERALE	(2,680)
HUF	41,348,031	EUR	100,000	Jan 18 2023	SOCIETE GENERALE	(853)
ILS	1,025,814	USD	300,000	Dec 06 2022	SOCIETE GENERALE	712
ILS	3,439,094	USD	1,000,000	Dec 21 2022	SOCIETE GENERALE	8,970
INR	560,846,829	USD	6,800,000	Dec 05 2022	SOCIETE GENERALE	85,283
INR	537,487,527	USD	6,600,000	Dec 12 2022	SOCIETE GENERALE	(3,975)
INR	16,332,214	USD	200,000	Dec 14 2022	SOCIETE GENERALE	406
INR	473,768,760	USD	5,854,528	Dec 15 2022	SOCIETE GENERALE	(41,434)
INR	433,959,456	USD	5,301,409	Dec 16 2022	SOCIETE GENERALE	22,931
INR	97,285,599	USD	1,200,000	Dec 19 2022	SOCIETE GENERALE	(6,583)
INR	122,482,659	USD	1,500,000	Dec 21 2022	SOCIETE GENERALE	2,345
INR	368,196,750	USD	4,500,000	Dec 23 2022	SOCIETE GENERALE	15,713
INR	16,358,394	USD	200,000	Dec 27 2022	SOCIETE GENERALE	581
JPY	392,458,829	AUD	4,200,000	Dec 01 2022	SOCIETE GENERALE	(8,470)
JPY	790,955,730	USD	5,709,017	Dec 01 2022	SOCIETE GENERALE	19,435
JPY	372,458,144	AUD	4,000,000	Dec 06 2022	SOCIETE GENERALE	(16,514)
JPY	187,791,654	CAD	1,800,000	Dec 06 2022	SOCIETE GENERALE	22,635
JPY	110,652,383	CHF	750,000	Dec 06 2022	SOCIETE GENERALE	8,724
JPY	43,533,039	EUR	300,000	Dec 06 2022	SOCIETE GENERALE	3,152
JPY	62,186,663	GBP	375,000	Dec 06 2022	SOCIETE GENERALE	(1,407)
JPY	137,846,676	NZD	1,600,000	Dec 06 2022	SOCIETE GENERALE	(9,335)
JPY	62,500,000	USD	449,490	Dec 06 2022	SOCIETE GENERALE	3,409
JPY	173,101,249	EUR	1,200,000	Dec 21 2022	SOCIETE GENERALE	6,192
JPY	281,017,509	USD	2,000,000	Dec 21 2022	SOCIETE GENERALE	41,124
KRW	4,256,099,076	USD	3,100,000	Dec 05 2022	SOCIETE GENERALE	126,518
KRW	4,102,347,322	USD	3,100,000	Dec 14 2022	SOCIETE GENERALE	10,405
KRW	4,140,029,553	USD	3,100,000	Dec 15 2022	SOCIETE GENERALE	39,074
KRW	3,213,419,726	USD	2,400,000	Dec 16 2022	SOCIETE GENERALE	36,572
KRW	3,230,993,014	USD	2,400,000	Dec 19 2022	SOCIETE GENERALE	50,127
KRW	1,612,705,276	USD	1,200,000	Dec 21 2022	SOCIETE GENERALE	23,023
MXN	80,000,000	USD	4,114,846	Dec 06 2022	SOCIETE GENERALE	27,104
MXN	114,648,792	USD	5,850,000	Dec 21 2022	SOCIETE GENERALE	69,615
NOK	9,000,000	SEK	9,495,277	Dec 01 2022	SOCIETE GENERALE	9,737
NOK	3,885,998	EUR	375,000	Dec 06 2022	SOCIETE GENERALE	4,292
NOK	34,500,000	SEK	36,134,996	Dec 06 2022	SOCIETE GENERALE	62,233
NOK	20,931,855	USD	2,100,000	Dec 06 2022	SOCIETE GENERALE	25,899
NOK	7,230,816	EUR	700,000	Dec 21 2022	SOCIETE GENERALE	5,046
NZD	2,195,414	AUD	2,000,000	Dec 06 2022	SOCIETE GENERALE	25,675
NZD	3,800,000	JPY	325,258,720	Dec 06 2022	SOCIETE GENERALE	37,585
NZD	600,000	USD	370,981	Dec 06 2022	SOCIETE GENERALE	7,104
NZD	1,100,000	USD	668,161	Dec 21 2022	SOCIETE GENERALE	25,206
PEN	192,296	USD	50,000	Dec 21 2022	SOCIETE GENERALE	40
PLN	1,808,830	USD	400,000	Dec 06 2022	SOCIETE GENERALE	2,887
PLN	24,556,328	EUR	5,200,000	Dec 21 2022	SOCIETE GENERALE	22,762
SEK	9,559,049	NOK	9,000,000	Dec 01 2022	SOCIETE GENERALE	(3,665)
SEK	4,213,536	USD	400,000	Dec 01 2022	SOCIETE GENERALE	1,235
SEK	10,864,254	EUR	1,000,000	Dec 06 2022	SOCIETE GENERALE	(6,249)
SEK	5,769,266	NOK	5,500,000	Dec 06 2022	SOCIETE GENERALE	(9,101)
SEK	2,081,983	USD	200,000	Dec 06 2022	SOCIETE GENERALE	(1,701)
SEK	22,754,884	EUR	2,100,000	Dec 21 2022	SOCIETE GENERALE	(19,094)
SGD	1,371,912	USD	1,000,000	Dec 06 2022	SOCIETE GENERALE	8,174
SGD	1,998,621	USD	1,450,000	Dec 21 2022	SOCIETE GENERALE	18,860
THB	10,735,069	USD	300,000	Dec 21 2022	SOCIETE GENERALE	5,134
TRY	43,730,468	USD	2,300,000	Dec 06 2022	SOCIETE GENERALE	43,143
TRY	5,903,538	USD	300,000	Feb 15 2023	SOCIETE GENERALE	2,861
TWD	33,088,522	USD	1,079,080	Dec 15 2022	SOCIETE GENERALE	(7,075)
TWD	17,907,208	USD	579,080	Dec 16 2022	SOCIETE GENERALE	1,136
TWD	36,412,375	USD	1,179,080	Dec 19 2022	SOCIETE GENERALE	1,075
TWD	23,114,873	USD	750,000	Dec 21 2022	SOCIETE GENERALE	(680)
USD	4,007,352	AUD	6,006,220	Dec 01 2022	SOCIETE GENERALE	(69,485)
USD	1,756,055	AUD	2,600,000	Dec 06 2022	SOCIETE GENERALE	(9,015)
USD	1,730,346	AUD	2,700,000	Dec 21 2022	SOCIETE GENERALE	(104,035)
USD	1,011,465	AUD	1,500,000	Jan 18 2023	SOCIETE GENERALE	(8,874)
USD	950,000	BRL	5,103,472	Dec 21 2022	SOCIETE GENERALE	(29,398)
USD	2,189,488	CAD	2,900,000	Dec 06 2022	SOCIETE GENERALE	33,537
USD	3,000,000	CAD	4,042,628	Dec 21 2022	SOCIETE GENERALE	(6,466)
USD	2,284,080	CHF	2,164,810	Dec 01 2022	SOCIETE GENERALE	(3,941)
USD	2,265,039	CHF	2,125,000	Dec 06 2022	SOCIETE GENERALE	17,904
USD	4,400,000	CHF	4,327,551	Dec 21 2022	SOCIETE GENERALE	(187,103)
USD	650,000	CLP	601,909,450	Dec 21 2022	SOCIETE GENERALE	(23,561)
USD	2,600,000	CNH	18,383,640	Dec 06 2022	SOCIETE GENERALE	(10,256)
USD	3,350,000	CNH	24,096,160	Dec 21 2022	SOCIETE GENERALE	(75,713)
USD	400,000	COP	2,020,290,925	Dec 21 2022	SOCIETE GENERALE	(16,976)
USD	10,384,460	EUR	10,033,295	Dec 01 2022	SOCIETE GENERALE	(56,921)
USD	1,953,886	EUR	1,875,000	Dec 06 2022	SOCIETE GENERALE	1,978
USD	1,905,888	EUR	1,900,000	Dec 21 2022	SOCIETE GENERALE	(75,019)
USD	10,849,752	GBP	9,014,019	Dec 01 2022	SOCIETE GENERALE	(14,701)
USD	1,705,933	GBP	1,437,500	Dec 06 2022	SOCIETE GENERALE	(26,872)
USD	1,375,644	GBP	1,200,000	Dec 21 2022	SOCIETE GENERALE	(71,862)
USD	963,046	GBP	800,000	Jan 18 2023	SOCIETE GENERALE	(2,837)
USD	100,000	HUF	39,421,610	Dec 06 2022	SOCIETE GENERALE	(43)
USD	250,000	IDR	3,929,918,121	Dec 21 2022	SOCIETE GENERALE	256
USD	1,300,000	ILS	4,455,812	Dec 06 2022	SOCIETE GENERALE	(6,197)
USD	2,300,000	ILS	8,104,164	Dec 21 2022	SOCIETE GENERALE	(77,619)
USD	6,800,000	INR	564,720,200	Dec 05 2022	SOCIETE GENERALE	(132,834)
USD	6,600,000	INR	544,664,538	Dec 12 2022	SOCIETE GENERALE	(84,101)
USD	200,000	INR	16,348,226	Dec 14 2022	SOCIETE GENERALE	(602)
USD	5,854,528	INR	476,953,760	Dec 15 2022	SOCIETE GENERALE	2,354
USD	5,301,409	INR	431,398,568	Dec 16 2022	SOCIETE GENERALE	8,489
USD	1,200,000	INR	97,934,345	Dec 19 2022	SOCIETE GENERALE	(1,375)
USD	1,500,000	INR	124,095,761	Dec 21 2022	SOCIETE GENERALE	(22,131)
USD	4,500,000	INR	368,874,000	Dec 23 2022	SOCIETE GENERALE	(24,019)
USD	200,000	INR	16,396,626	Dec 27 2022	SOCIETE GENERALE	(1,050)
USD	4,500,000	INR	368,320,500	Dec 30 2022	SOCIETE GENERALE	(15,461)
USD	200,000	INR	16,366,900	Jan 03 2023	SOCIETE GENERALE	(612)
USD	1,000,000	INR	81,900,864	Jan 18 2023	SOCIETE GENERALE	(3,137)
USD	5,729,193	JPY	794,249,953	Dec 01 2022	SOCIETE GENERALE	(23,117)
USD	1,885,896	JPY	262,500,000	Dec 06 2022	SOCIETE GENERALE	(16,281)
USD	3,300,000	JPY	480,696,712	Dec 21 2022	SOCIETE GENERALE	(191,460)
USD	3,100,000	KRW	4,391,863,000	Dec 05 2022	SOCIETE GENERALE	(229,439)
USD	3,100,000	KRW	4,255,658,920	Dec 14 2022	SOCIETE GENERALE	(126,646)
USD	3,100,000	KRW	4,102,510,519	Dec 15 2022	SOCIETE GENERALE	(10,626)
USD	2,400,000	KRW	3,166,041,351	Dec 16 2022	SOCIETE GENERALE	(647)
USD	2,400,000	KRW	3,213,446,880	Dec 19 2022	SOCIETE GENERALE	(36,821)
USD	1,950,000	KRW	2,697,285,830	Dec 21 2022	SOCIETE GENERALE	(95,534)
USD	1,900,000	KRW	2,569,591,863	Dec 27 2022	SOCIETE GENERALE	(49,062)
USD	644,857	MXN	12,500,000	Dec 06 2022	SOCIETE GENERALE	(2,323)
USD	250,000	MXN	4,884,790	Dec 21 2022	SOCIETE GENERALE	(2,214)
USD	2,300,000	NOK	22,856,143	Dec 06 2022	SOCIETE GENERALE	(21,335)
USD	1,912,938	NZD	3,100,000	Dec 06 2022	SOCIETE GENERALE	(40,500)
USD	1,409,331	NZD	2,400,000	Dec 21 2022	SOCIETE GENERALE	(103,471)
USD	50,000	PHP	2,921,263	Dec 21 2022	SOCIETE GENERALE	(1,638)
USD	1,800,000	PLN	8,147,808	Dec 06 2022	SOCIETE GENERALE	(14,790)
USD	407,299	SEK	4,277,308	Dec 01 2022	SOCIETE GENERALE	(9)
USD	2,400,000	SEK	25,007,899	Dec 06 2022	SOCIETE GENERALE	18,117
USD	5,200,000	SGD	7,136,124	Dec 06 2022	SOCIETE GENERALE	(44,109)
USD	1,750,000	SGD	2,452,320	Dec 21 2022	SOCIETE GENERALE	(52,300)
USD	500,000	THB	18,458,379	Dec 21 2022	SOCIETE GENERALE	(24,662)
USD	2,300,000	TRY	45,901,959	Dec 06 2022	SOCIETE GENERALE	(159,495)
USD	2,700,000	TRY	53,089,825	Feb 15 2023	SOCIETE GENERALE	(23,590)
USD	1,079,080	TWD	33,376,217	Dec 15 2022	SOCIETE GENERALE	(2,246)
USD	579,080	TWD	17,778,366	Dec 16 2022	SOCIETE GENERALE	3,038
USD	1,979,080	TWD	61,180,664	Dec 19 2022	SOCIETE GENERALE	(3,836)
USD	1,050,000	TWD	33,351,380	Dec 21 2022	SOCIETE GENERALE	(31,159)
USD	1,800,000	ZAR	31,038,026	Dec 06 2022	SOCIETE GENERALE	4,476
USD	1,650,000	ZAR	29,412,646	Dec 21 2022	SOCIETE GENERALE	(48,896)
ZAR	8,623,823	USD	500,000	Dec 06 2022	SOCIETE GENERALE	(1,119)
ZAR	16,552,712	USD	950,000	Dec 21 2022	SOCIETE GENERALE	6,097
Total Forward Foreign Currency Contracts						$ (1,846,646)

AUD	Australian Dollar		LME	London Mercantile Exchange
BRL	Brazilian Real		MIB	Milano Indice di Borsa
CAD	Canadian Dollar		MXN	Mexican Peso
CHF	Swiss Franc		NOK	Norwegian Krone
CLP	Chilean Peso		NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi		OMX	Stockholm Stock Exchange
COP	Colombian Peso		PHP	Philippine Peso
CZK	Czech Koruna		PLN	Polish Zloty
DAX	Deutscher Aktienindex		RBOB	Reformulated Blendstock for Oxygenate Blending
DJIA	Dow Jones Industrial Average		RUB	Russian Ruble
EUR	Euro		SEK	Swedish Krona
FTSE	Financial Times Stock Exchange		SGD	Singapore Dollar
GBP	British Pound		THB	Thai Baht
HUF	Hungarian Forint		TRY	Turkish Lira
ILS	Israeli New Shekel		TWD	Taiwan Dollar
INR	Indian Rupee		USD	United States Dollar
JPY	Japanese Yen		WTI	West Texas Intermediate
KRW	Korean Won		ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL MULTI ASSET FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

   CONSOLIDATION OF SUBSIDIARIES –  The Abbey Capital Mulit-Asset Fund (the "Fund") strategy is achieved by the Fund investing up to 25% of its total assets in ACMAF Master Offshore Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. Effective on or about November 12, 2020, the Fund’s previous wholly-owned subsidiary, the Abbey Capital Multi Asset Offshore Fund Limited, became a wholly-owned subsidiary of the Cayman Subsidiary through a share exchange between the Fund and the Cayman Subsidiary and registered as a segregated portfolio company under the acts of the Cayman Islands under the name ACMAF Offshore SPC (the “SPC”). The Cayman Subsidiary invests all or substantially all of its assets in segregated portfolios of the SPC. The Cayman Subsidiary serves solely as an intermediate entity through which the Fund invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets. Effective on or about July 8, 2021, the Fund may also invest a portion of its assets in segregated series of another whollyowned subsidiary of the Fund, the ACMAF Onshore Series LLC (the “Onshore Subsidiary”), a Delaware series limited liability company. The consolidated financial statements of the Fund include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of November 30, 2022, the net assets of the Cayman Subsidiary and SPC were $92,838,316, which represented 21.64% of the Fund’s net assets. As of November 30, 2022, the net assets of the Onshore Subsidiary were $60,444,154, which represented 14.09% of the Fund’s net assets.

   PORTFOLIO VALUATION — The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued usingan independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 – Prices are determined using quoted prices in active markets for identical securities.
• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund's investments carried at fair value:

ASSETS	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$366,439,691	$366,439,691	$-	$-
Commodity Contracts
Futures Contracts	8,917,437	8,917,437	-	-
Equity Contracts
Futures Contracts	11,391,945	11,391,945	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	1,553,326	-	1,553,326	-
Futures Contracts	376,592	376,592	-	-
Interest Rate Contracts
Futures Contracts	434,396	434,396	-	-
Total Assets	$389,113,387	$387,560,061	$1,553,326	$-

LIABILITIES	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(10,480,987)	$(10,480,987)	$-	$-
Equity Contracts
Futures Contracts	(761,442)	(761,442)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(3,399,972)	-	(3,399,972)	-
Futures Contracts	(1,322,837)	(1,322,837)	-	-
Interest Rate Contracts
Futures Contracts	(785,435)	(785,435)	-	-
Total Liabilities	$(16,750,673)	$(13,350,701)	$(3,399,972)	$-

   At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

   Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

   For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2022, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.